PGIM S&P 500 Max Buffer ETF - October Annual Fund Operating Expenses - PGIM S&P 500 Max Buffer ETF - October - No Share Class	Aug. 03, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%